ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 - ACCOUNTS RECEIVABLE

	June 30
	2011	2012

Accounts receivable	$108,694,045	$150,877,355
Allowance for doubtful accounts	(10,691,810)	(14,287,361)

	$98,002,235	$136,589,994

Of the total accounts receivable, $6,767,705 and nil as of June 30, 2011 and 2012, respectively, were pledged for short-term bank loans (note 14).

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2010	2011	2012

Balance at beginning of year	$6,276,670	$8,408,318	$10,691,810
Additions	2,438,328	2,731,820	3,744,986
Written off	(341,917)	(903,768)	(408,848)
Exchange difference	35,237	455,440	259,413

Balance at end of year	$8,408,318	$10,691,810	$14,287,361